Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Class R Shares PFFBX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Equity ESG Strategy Fund	Class R Shares PFESX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Thematic ESG Strategy Fund	Class R Shares PFIOX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Tactical Income Strategy Fund	Class R Shares PFTSX
PFG Active Core Bond Strategy Fund	Class R Shares PFDOX

Each a series of Northern Lights Fund Trust

Supplement dated December 27, 2022 (the “Supplement”), to the Prospectus dated August 29, 2022.

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Effective January 1, 2023, the Adviser will enter into an operating expense limitation agreement such that each Fund’s operating expenses (subject to certain exclusions) will be limited to 1.99%. Accordingly, each Fund’s fee table and expense example are revised as follows:

FUND SUMMARY – PFG American Funds® Conservative Income Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.26%
Total Annual Fund Operating Expenses	2.31%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	2.25%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may only be terminated by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$228	$703	$1,205	$2,585

FUND SUMMARY – PFG American Funds® Growth Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$240	$739	$1,265	$2,706

FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$205	$634	$1,088	$2,348

FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.43%
Total Annual Fund Operating Expenses	2.48%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	2.42%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$245	$755	$1,291	$2,756

FUND SUMMARY – PFG Fidelity Institutional AM® Bond ESG Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses (1)	0.19%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.18%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$221	$682	$1,169	$2,513

FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.35%
Total Annual Fund Operating Expense	2.40%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$237	$730	$1,250	$2,676

FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses(2)	2.43%
Fee Waiver and/or Expense Reimbursement (3)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%
(1)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
(2)	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
(3)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$240	$739	$1,265	$2,706

FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.74%
Total Annual Fund Operating Expenses(2)	2.79%
Fee Waiver and/or Expense Reimbursement(3)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.73%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
(3)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$276	$847	$1,445	$3,061

FUND SUMMARY – PFG MFS® Aggressive Growth Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.58%
Total Annual Fund Operating Expenses	2.63%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.57%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$260	$799	$1,365	$2,905

FUND SUMMARY – PFG BR Equity ESG Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.17%
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.16%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$219	$676	$1,159	$2,493

FUND SUMMARY – PFG Janus Henderson® Balanced Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses (1)	0.55%
Total Annual Fund Operating Expenses	2.60%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.54%
(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
(2)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$257	$8791	$1,350	$2,875

FUND SUMMARY – PFG Invesco® Thematic ESG Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses (1)	0.64%
Total Annual Fund Operating Expenses	2.69%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.63%
(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
(2)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$266	$817	$1,395	$2,964

FUND SUMMARY – PFG Meeder Tactical Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.98%
Total Annual Fund Operating Expenses(2)	3.03%
Fee Waiver and/or Expense Reimbursement(3)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Operating Expenses	2.97%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
(2)	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
(3)	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$300	$918	$1,562	$3,290

FUND SUMMARY – PFG Tactical Income Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.81%
Total Annual Fund Operating Expenses	2.86%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.80%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$283	$868	$1,479	$3,128

FUND SUMMARY – PFG Active Core Bond Strategy

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.56%
Total Annual Fund Operating Expenses	2.61%
Fee Waiver and/or Expense Reimbursement(2)	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.55%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
R	$258	$793	$1,355	$2,885

The following paragragh has been added in the section entitled “Management”:

The Funds’ adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) do not exceed 1.99%. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Funds dated August 29, 2022. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Funds toll-free at 1-888-451-TPFG. Please retain this Supplement for future reference.

Pacific Financial Group Mutual Funds

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX

PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX

PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX

PFG Fidelity Institutional AM® Bond ESG Strategy Fund	Class R Shares PFFBX

PFG JPMorgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX

PFG JPMorgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX

PFG BNY Mellon Diversifier Strategy Fund	Class R Shares PFADX

PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX

PFG BR Equity ESG Strategy Fund	Class R Shares PFESX

PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX

PFG Invesco® Thematic Equity ESG Strategy Fund	Class R Shares PFIOX

PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX

PFG Tactical Income Strategy Fund	Class R Shares PFTSX

PFG Active Core Bond Strategy Fund	Class R Shares PFDOX

Each a Series of Northern Lights Fund Trust

Supplement dated December 27, 2022 (the “Supplement”), to the Statement of Additional Information dated August 29, 2022

Effective January 1, 2023, the Adviser will enter into an operating expense limitation agreement such that each Fund’s operating expenses (subject to certain exclusions) will be limited to 1.99%. Accordingly, the following paragraph has been added to the section entitled “Investment Adviser and Advisory Agreement” regarding the expense limitation agreement:

Pursuant to an advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee from each class of shares equal to 1.25% of the Fund’s average daily net assets attributable to the relevant share class. As of January 1, 2023, the Adviser contractually agreed to waive management fees and to make payments to limit Fund expenses, so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)), do not exceed 1.99% of average daily net assets. These fee waivers and expense reimbursements shall remain in effect until terminated by the Funds’ Board of Trustees.

Additionally, the first paragraph of the section entitled “Administrative Services Agreement” is hereby revised as follows:

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Adviser, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the average daily net asset value of the shares of such Fund (the “Administrative Fee”). As of January 1, 2023, the amount of the Administrative Fee paid by each Fund shall be reduced by any amounts received by TPFG, in connection with certain arrangements for a research provider that provides research information to PFG for any of the Funds (each, a “Strategist”) to make payments to TPFG) for which Administrative Services are rendered by TPFG. The payments by a Strategist for any Fund shall offset, dollar-for-dollar, that Fund’s obligation to pay the 0.70% Administrative Services Fee to TPFG. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information for the Funds dated August 29, 2022. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Funds toll-free at 1-888-451-TPFG. Please retain this Supplement for future reference.